Document And Entity Information	Nov. 12, 2026
Document Information [Line Items]
Entity, Registrant Name	Laird Superfood, Inc.
Document, Type	8-K
Entity, Incorporation, State or Country Code	NV
Entity, File Number	1-39537
Entity, Tax Identification Number	81-1589788
Entity, Address, Address Line One	5303 Spine Road, Suite 204
Entity, Address, City or Town	Boulder
Entity, Address, State or Province	CO
Entity, Address, Postal Zip Code	80301
City Area Code	541
Local Phone Number	588-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	LSF
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001650696